As filed with the Securities and Exchange Commission on May 31, 2011

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                           March 31, 2011 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 95.31%                       $ 46,124,553
            =========================================================
            (Cost $44,163,611)

            BUSINESS SOFTWARE & SERVICES - 4.98%            2,409,847
            ---------------------------------------------------------
 29,605     Cognizant Technology Solutions Corp. (Class A)* 2,409,847

            COMMUNICATIONS EQUIPMENT - 4.54%                2,198,957
            ---------------------------------------------------------
 40,105     QUALCOMM, Inc.                                  2,198,957

            COMPUTER HARDWARE - 19.37%                      9,374,865
            ---------------------------------------------------------
 26,900     Apple, Inc.*                                    9,374,865

            GROCERY STORES - 6.67%                          3,228,770
            ---------------------------------------------------------
 48,995     Whole Foods Market, Inc.                        3,228,770

            INTERNET SOFTWARE & SERVICES - 35.60%          17,229,464
            ---------------------------------------------------------
 14,615     Amazon.com, Inc.*                               2,632,600
 24,020     Baidu, Inc. - ADR*                              3,310,196
  3,905     Google, Inc. (Class A)*                         2,291,298
 10,005     Netflix, Inc.*                                  2,378,989
  4,540     OpenTable, Inc.*                                  482,829
  6,915     Priceline.com, Inc.*                            3,502,032
 17,905     Salesforce.com, Inc.*                           2,391,750
  2,240     SINA Corp.                                        239,770

            NETWORKING & TELECOM EQUIPMENT - 5.62%          2,719,059
            ---------------------------------------------------------
     10     Acme Packet, Inc.*                                    710
 51,550     Aruba Networks, Inc.*                           1,744,452
 23,135     Juniper Networks, Inc.*                           973,521
     10     Riverbed Technology, Inc.*                            376

            RESTAURANTS - 1.00%                               483,457
            ---------------------------------------------------------
  1,775     Chipotle Mexican Grill, Inc. (Class A)*           483,457

            SEMICONDUCTORS - 0.03%                             13,885
            ---------------------------------------------------------
      5     ARM Holdings plc - ADR*                               141
     10     Atmel Corp.*                                          136
     10     Broadcom Corp. (Class A)*                             394
      5     NVIDIA Corp.*                                          92
    405     Skyworks Solutions, Inc.*                          13,122

            SOFTWARE - 13.49%                               6,525,826
            ---------------------------------------------------------
     10     F5 Networks, Inc.*                                  1,026
 46,330     Informatica Corp.*                              2,417,963
 71,920     Oracle Corp.                                    2,404,465
 53,675     TIBCO Software, Inc.*                           1,462,644
  2,940     VMware, Inc. (Class A)*                           239,728

            STORAGE DEVICES - 4.01%                         1,940,423
            ---------------------------------------------------------
 73,040     EMC Corp.*                                      1,939,942
     10     NetApp, Inc.*                                         481

            EXCHANGE TRADED FUNDS - 4.41%                   2,134,960
            =========================================================
            (Cost $2,057,601)
 37,175     PowerShares QQQ                                 2,134,960


            TOTAL INVESTMENT SECURITIES - 99.72%           48,259,513
            =========================================================
            (Cost $46,221,212)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.28%     135,005
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 48,394,518
            =========================================================
            Equivalent to $13.22 per share


   *Non-income producing
   ADR - American Depositary Receipt


The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments                  $ 46,221,212
                                       ==========
Gross unrealized appreciation           2,305,273
Gross unrealized depreciation            (266,972)
                                       ----------
Net unrealized appreciation          $  2,038,301


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.


The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determina-tion. Various inputs are used in determining the value of the Fund's invest-ments. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2011:

                                       Level 1   Level 2   Level 3      Total
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Common Stocks
   Internet Software & Services   $  17,229,464     -        -   $  17,229,464
   Computer Hardware                  9,374,865     -        -       9,374,865
   Software                           6,525,826     -        -       6,525,826
   Grocery Stores                     3,228,770     -        -       3,228,770
   Networking & Telecom Equipment     2,719,059     -        -       2,719,059
   Business Software & Services       2,409,847     -        -       2,409,847
   Communications Equipment           2,198,957     -        -       2,198,957
   Storage Devices                    1,940,423     -        -       1,940,423
   Restaurants                          483,457     -        -         483,457
   Semiconductors                        13,885     -        -          13,885
                                    ------------------------------------------
Total Common Stocks                  46,124,553     -        -      46,124,553

Exchange Traded Funds                 2,134,960     -        -       2,134,960
                                    ------------------------------------------
Total Investments                 $  48,259,513     -        -   $  48,259,513
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In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improv-ing Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effec-tive for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)(17 CFR 270.30a-3(b)) that occurred during the Registrant's last fiscal quarter that have mat-erially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: May 31, 2011


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President and Treasurer

Date: May 31, 2011